Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations (Details Textual) (USD $)		1 Months Ended
	Jun. 16, 2014	Jan. 31, 2012 Bronco Communications, LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of acquired interests		51.00%
Business acquisition, percentage of noncontrolling interests		49.00%
Business acquisition, number of shares issued, shares		4,289,029
Business acquisition, number of shares issued, value	$ 200,000	$ 150,116
Business acquisition, issued price per share		$ 0.035
Acquired goodwill		$ 351,653